SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IPO Distribution Services
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 18,171,176	$ 9,305,372	$ 4,111,076
Wealth Management Service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	19,888,336	929,740	704,119
Currency Exchange Service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 16,554,599	$ 9,462,749	$ 5,326,985